Note 16 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month period ended June 30,
	2021	2022
	Basic EPS	Basic EPS
Net income	$158,757	$245,024
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(15,448)
Net income available to common stockholders	143,309	229,576
Weighted average number of common shares, basic and diluted	122,615,427	124,228,628
Earnings per common share, basic and diluted	$1.17	$1.85